Intangible Assets (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense			$ 1.1	$ 1.2
Impairment of intangible assets	$ 0.2	$ 0.2	$ 0.1	$ 0.1